UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31. 2011
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	May 11, 2011
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	32
					---------------------
						150966
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER				CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN	PUT/   	VOTING 	AUTHORITY
											CALL	DISC	SOLE	NONE
1/100 Berkshire Htwy Cla             	Com	84990175	250	200	SH 		SOLE	200	0
A F L A C Inc                        	Com	1055102		4850	91892	SH 		SOLE	89539	2353
Abbott Laboratories                  	Com	2824100		4807	98019	SH 		SOLE	95154	2865
Accenture Ltd Cl A                   	Com	G1150G111       7281	132469	SH 		SOLE	128567	3902
Amgen Incorporated                   	Com	31162100	4304	80542	SH 		SOLE	78114	2428
Bank Of New York Co New              	Com	64058100	4197	140512	SH 		SOLE	136470	4042
Berkshire Hathaway Cl B              	Com	84670702	6069	72578	SH 		SOLE	70791	1787
Bristol-Myers Squibb Co              	Com	110122108	4193	158650	SH 		SOLE	154510	4140
Cabelas Inc                          	Com	126804301	4153	166073	SH 		SOLE	161788	4285
Chevron Corporation                  	Com	166764100	1605	14932	SH 		SOLE	14413	519
Comcast Cp New Cl A Spl              	Com	20030N200       3365	144923	SH 		SOLE	141250	3673
Disney Walt Co                       	Com	254687106	8048	186789	SH 		SOLE	181394	5395
Ebay Inc                             	Com	278642103	8644	278503	SH 		SOLE	270379	8124
Franklin Resources Inc               	Com	354613101	7430	59402	SH 		SOLE	57890	1512
Gannett Co Inc Del                   	Com	364730101	1978	129903	SH 		SOLE	126719	3184
Goldman Sachs Group Inc              	Com	38141G104       3722	23471	SH 		SOLE	22828	643
Hewlett-Packard Company              	Com	428236103	1868	45597	SH 		SOLE	44361	1236
Home Depot Inc                       	Com	437076102	6056	163427	SH 		SOLE	159775	3652
Johnson & Johnson                    	Com	478160104	3893	65718	SH 		SOLE	64008	1710
Legg Mason Inc                       	Com	524901105	2000	55434	SH 		SOLE	54041	1393
Mc Donalds Corp                      	Com	580135101	4226	55542	SH 		SOLE	54076	1466
Medtronic Inc                        	Com	585055106	3650	92780	SH 		SOLE	90482	2298
Merck & Co Inc                       	Com	58933y105       6350	192367	SH 		SOLE	186780	5587
Microsoft Corp                       	Com	594918104	4401	173355	SH 		SOLE	167926	5429
Mylan Laboratories Inc               	Com	628530107	2964	130815	SH 		SOLE	127525	3290
Nordstrom Inc                        	Com	655664100	6082	135519	SH 		SOLE	131513	4006
Pfizer Incorporated                  	Com	717081103	5349	263368	SH 		SOLE	255183	8185
Starbucks Corp                       	Com	855244109	10249	277397	SH 		SOLE	269363	8034
Verizon Communications               	Com	92343V104       1438	37336	SH 		SOLE	35560	1776
Walgreen Company                     	Com	931422109	6440	160439	SH 		SOLE	155799	4640
Wal-Mart Stores Inc                  	Com	931142103	5210	100098	SH 		SOLE	97132	2966
Wells Fargo & Co New                 	Com	949746101	5894	185891	SH 		SOLE	181051	4840
			                                      150966




